INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 103,665	$ 124,152	$ 115,100
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	18,501	18,970
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	21,495	23,016
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	58,446	77,627
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 5,223	$ 4,539